Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Managed Containers
Property, Plant and Equipment [Line Items]
Containers, leaseback financial liability	$ 14,841	$ 15,977